UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-24049

___________________________________________

OAKTREE ASSET-BACKED INCOME FUND INC.
(Exact name of registrant as specified in charter)

___________________________________________

Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.
Oaktree Asset-Backed Income Fund Inc.
Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Name and address of agent for service)

___________________________________________

(855) 777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

This report is for shareholder information. This is not a Prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

OAKTREE ASSET-BACKED INCOME FUND INC. Statement of Assets and Liabilities (Unaudited) June 30, 2025
Assets:
Cash	$100,000
Deferred offering costs	66,099
Due from Adviser	2,478,847
Total assets	2,644,946
Liabilities:
Offering costs payable	66,099
Organizational costs payable	2,478,847
Total Liabilities	2,544,946
Net Assets	$100,000
Composition of Net Assets:
Paid-in capital	100,000
Net Assets	$100,000
Shares Outstanding and Net Asset Value Per Share:
Common Shares outstanding	10,000
Net asset value per share	$10.00

____________

See Notes to Financial Statements.

2025 Semi-Annual Report	1

OAKTREE ASSET-BACKED INCOME FUND INC. Statement of Operations (Unaudited) For the Period from June 6, 2025 (commencement of operations) to June 30, 2025
Expenses
Organizational costs	$2,478,847
Total operating expenses	2,478,847
Less expenses reimbursed by the investment adviser	(2,478,847)
Net expenses	$—
Net investment income	$—

____________

See Notes to Financial Statements.

2

OAKTREE ASSET-BACKED INCOME FUND INC. Notes to Financial Statements (Unaudited) June 30, 2025

Note 1. Organization

Oaktree Asset-Backed Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on December 16, 2024. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” As a newly organized entity, the Fund has no operating history. The Fund has had no operations through June 30, 2025, other than those relating to organizational matters and the sale and issuance of 10,000 shares of beneficial interest to Oaktree Fund GP I, L.P.

The Fund continuously offers its shares of common stock, $0.001 par value per share (the “Shares”). The Fund offers four classes of Shares, designated as Class A Shares, Class F Shares, Class I Shares, and Class U Shares. The Securities and Exchange Commission (the “SEC”) has granted exemptive relief (the “Multi-Class Exemptive Relief”) permitting the Fund to issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees. In the future, the Fund may offer additional classes of Shares.

Oaktree Fund Advisors, LLC (“Oaktree” or the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments. As of June 30, 2025, Oaktree Fund GP I, L.P., a wholly-owned subsidiary of the Adviser, owns 100% of the outstanding Common Shares of the Fund.

Oaktree Fund Administration, LLC (the “Administrator”) serves as Administrator to the Fund.

The Fund’s investment objective is to seek to provide current income and long-term capital appreciation. Under normal market conditions, the Fund attempts to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in ABF Investments (as defined below), throughout the world, including the United States, or “U.S.” (the “80% Policy”). More specifically, the Fund seeks to achieve its investment by investing primarily in a diverse portfolio of asset-backed finance investments across a broad range of industries focused on pools of contractual assets, including, but not limited to, loans, leases, mortgages, or other receivables (collectively, “ABF Investments”). In seeking to achieve its investment objective, the Fund may, among other things, (i) buy or commit to purchase ABF Investments, (ii) make loans secured by ABF Investments in a senior or mezzanine position, (iii) insure or provide capital relief against ABF Investments, and (iv) provide essential capital to enterprises whose primary business is origination/management of ABF Investments. As part of the 80% Policy, the Fund may also invest a portion of its assets in other income-generating instruments including, but not limited to, stressed and distressed securities, notes, bills, debentures, bank loans, convertible and preferred securities and government and municipal obligations. The Fund may change the 80% Policy without Shareholder approval upon at least 60 days’ prior written notice to Shareholders.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

Organizational Expenses and Offering Costs: Organizational costs are expensed as incurred. Organizational costs consist of costs incurred to establish the Fund and enable it legally to do business. Organizational costs will be reimbursed by the Adviser, subject to potential recoupment as described in Note 3. For the period from June 6, 2025 (commencement of operations) to June 30, 2025, the Fund incurred organization costs of $2,478,847. Offering costs include registration fees and legal fees regarding the preparation of the Fund’s initial Registration Statement

2025 Semi-Annual Report	3

OAKTREE ASSET-BACKED INCOME FUND INC. Notes to Financial Statements (Unaudited) June 30, 2025

on Form N-2. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized over the first twelve months of operations on a straight-line basis. The total amount of the offering costs incurred by the Fund was $66,099 for the period from June 6, 2025 (commencement of operations) to June 30, 2025.

Income Taxes: The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Fund, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements.

Note 3. Fees and Other Transactions with Affiliated Parties

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Adviser is entitled to receive a base Management Fee and an Incentive Fee. The Management Fee is payable monthly in arrears in an amount equal to 1.25% of the Fund’s average daily net assets. Pursuant to a management fee waiver agreement, the Adviser has contractually agreed to waive the Management Fee for at least one year from the effective date of the Fund’s registration statement. The Incentive Fee is earned on Pre-Incentive Fee Net Investment Income (as defined in the Prospectus) attributable to each class of shares, and shall be calculated and accrued on a daily basis while being determined and payable in arrears at the end of each fiscal quarter beginning on and after the commencement of the first fiscal quarter following the calendar year end 2024.

Pursuant to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”), the Adviser has contractually agreed to waive and/or reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses,” as defined below) will not exceed 0.70% per annum of the Fund’s average monthly net assets of each class of shares. The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.70% of the Fund’s average monthly net assets (or, if a lower expense limit under the Expense Limitation and Reimbursement Agreement is then in effect, such lower limit) within three years after the date the Adviser waived or reimbursed such fees or expenses. This arrangement will continue for at least one year from the effective date of the Fund’s registration statement, and cannot be terminated by the Fund or the Adviser before such time. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including, among other things, organizational and offering costs, professional fees, and fees and expenses of the Administrator, Transfer Agent and Custodian (each as defined in the Prospectus), with the exception of (i) the Management Fee, (ii) the Incentive Fee (as defined in the Prospectus), (iii) the Servicing Fee (as defined in the Prospectus), (iv) the Distribution Fee (as defined in the Prospectus), (v) portfolio level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including costs incurred with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business).

The Fund has entered into an administration agreement (the “Administration Agreement”) with Oaktree Fund Administration, LLC (the “Administrator”) and a sub-administration agreement with U.S. Bancorp Fund Services, LLC (the “Sub-Administrator”). The Administrator and the Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Fund with administrative office facilities. For its services under the Administration Agreement, the Administrator receives from the Fund an annual fee equal to 0.10% of the Fund’s net assets.

4

OAKTREE ASSET-BACKED INCOME FUND INC. Notes to Financial Statements (Unaudited) June 30, 2025

Note 4. Capital Shares

The Charter authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $0.001 par value per share. The common stock consists of 1,000,000,000 shares classified and designated as follows: (i) 250,000,000 of which have been classified and designated as Class A Shares, (ii) 250,000,000 of which have been classified and designated as Class F Shares, (iii) 250,000,000 of which have been classified and designated as Class I Shares, and (iv) 250,000,000 of which have been classified and designated as Class U Shares (collectively “Shares” and respectively, “Class A Shares,” “Class F Shares,” “Class I Shares,” and “Class U Shares”). The Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued common stock and preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, the Fund could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the Shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.

The Shares offered pursuant to this Prospectus will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of shares of common stock are entitled to receive distributions when authorized by the Board of Directors and declared by the Fund out of assets legally available for the payment of distributions. Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All shares of common stock have equal distribution, liquidation and other rights. The Fund intends to offer multiple classes of common stock, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

Note 5. Indemnifications

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

Note 6. Subsequent Events

Management has evaluated all subsequent events through the date on which these statements were issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

2025 Semi-Annual Report	5

OAKTREE ASSET-BACKED INCOME FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited)

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of Oaktree Asset-Backed Income Fund Inc. (the “Fund”), including the Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”) for an initial two year period at the organizational meeting of the Fund held virtually on January 23, 2025 (the “Organizational Meeting”), and at a subsequent special telephonic meeting of the Fund held virtually on April 30, 2025 (the “Special Meeting,” and together with the Organizational Meeting, the “Meetings”).1

In accordance with Section 15(c) of the 1940 Act, the Board requested, and Oaktree and its affiliate Brookfield Public Securities Group LLC (“PSG”) provided, materials relating to the Board’s consideration of whether to approve the Advisory Agreement, including (a) a memorandum prepared by Oaktree’s affiliate, Brookfield Public Securities Group LLC (“PSG”), in accordance with Section 15(c) of the 1940 Act (the “PSG Memorandum”), (b) a memorandum prepared by Oaktree in accordance with Section 15(c) of the 1940 Act (the “Oaktree Memorandum”), (c) a memorandum prepared by Foreside Distributors, LLC, the parent company of Quasar Distributors, LLC, the Fund’s proposed principal underwriter (the “Distributor”), that summarized the Distributor’s experience and the services it proposed to provide to the Fund, which the Distributor believed would be helpful in evaluating and considering the terms of a distribution agreement between the Fund and the Distributor (the “Distribution Agreement”), and (d) copies of the Advisory Agreement, the Distribution Agreement, and a distribution services agreement between the Adviser and the Distributor (the “Distribution Services Agreement,” and, together with the Distribution Agreement, the “Distribution Arrangements”). These materials included information regarding, among other things: (a) a summary of the nature, extent and quality of services to be provided to the Fund by Oaktree; (b) performance data; (c) information provided by XA Investments LLC (“XAI”), an independent third-party, regarding fees and expenses; (d) Oaktree’s personnel and operations; (e) any “fall-out” benefits to Oaktree (i.e., ancillary benefits realized by Oaktree from its relationship with the Fund); (f) information relating to economies of scale; (g) information on Oaktree’s risk management processes; (h) information regarding brokerage practices; (i) information about the key personnel of Oaktree who would be involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices; and (j) information regarding the Distributor and the services proposed to be provided to the Fund pursuant to the Distribution Arrangements.

In determining whether to approve the Advisory Agreement, the Board, including the Independent Directors, considered at the Meetings, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser would have to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objectives and strategies, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring processes. The Board further considered the Adviser’s current level of staffing and its overall resources, including the Adviser’s history and investment experience, as well as information regarding its investment personnel who would be providing services to the Fund. The Board also considered the expertise and performance of the personnel who would be overseeing the compliance with the Fund’s investment restrictions and other requirements.

____________

1      On March 13, 2020, in response to the potential effects of coronavirus disease 2019 (COVID-19), the Securities and Exchange Commission (the “SEC”) issued an order pursuant to its authority under Sections 6(c) and 38(a) of the 1940 Act, granting exemptions from certain provisions of the 1940 Act and the rules thereunder, including temporary exemptive relief from in-person board meeting requirements to cover the approval of advisory contracts or principal underwriter agreements. The SEC has provided temporary exemptive relief for registered management investment companies and any investment adviser or principal underwriter of such companies, in circumstances related to the current or potential effects of COVID-19, from the requirements imposed under sections 15(c) and 32(a) of the 1940 Act and Rules 12b-1(b)(2) and 15a-4(b)(2)(ii) thereunder that votes of the board of directors of the registered management investment company be cast in person. See Release No. IC-33897 (June 19, 2020). The relief is subject to conditions described in the SEC’s order.

6

OAKTREE ASSET-BACKED INCOME FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited) (continued)

The Board also considered the reputation and experience of the Adviser in serving as an investment adviser to other funds and accounts. The Board also considered the Adviser’s investment processes and philosophies, as well as the Adviser’s responsibilities to the Fund, including the development and maintenance of an investment program for the Fund consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, and the implementation of compliance controls related to performance of these services.

Additionally, the Board observed that pursuant to an administration agreement with the Fund, Oaktree Fund Administration, LLC, an affiliate of Oaktree (the “Administrator”), would perform (or oversee, or arrange for, the performance of) services necessary for the Fund’s operations, other than those services that the Adviser would provide to the Fund pursuant to the Advisory Agreement, including, among other responsibilities, the monitoring the performance of services rendered to the Fund by other service providers; determining or overseeing the determination of income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; reviewing the Fund’s federal, state, and local tax returns; preparing and maintaining the Fund’s operating expense budget; determining the jurisdictions in which the Fund’s shares will be registered or qualified for sale, or exempt from such registration, and facilitating such registration, qualification or exemption from registration, as applicable; monitoring sales of Fund shares and ensuring that the shares are properly and duly registered; preparing, or causing to be prepared, expense and financial reports; preparing authorizations for the payment of the Fund’s expenses and paying, from the Fund’s assets, all bills of the Fund; coordinating with portfolio managers of the Fund in order to manage tax or regulatory considerations; coordinating with Fund stakeholders to provide information being requested for due diligence, investor questions or requests, or support of marketing documentation; coordinating with the Adviser regarding fund profitability, including expense ratio and reimbursement analysis; undertaking to publish information pertaining to the Fund and to communicate to investors and prospective investors; and performing other services, recordkeeping and assistance relating to the affairs of the Fund. The Board also observed that the Administrator would be responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services to be provided by the Adviser pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services to be provided by the Administrator to the Fund. In connection with the administrative services to be provided by the Administrator, the Board considered the structure and duties of the Administrator’s fund administration and accounting, operations and legal and compliance departments and concluded that they are adequate to meet the needs of the Fund.

THE PERFORMANCE OF THE ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Adviser. In connection with this review, the Board received information from Oaktree regarding the investment performance of similar accounts.

THE COST OF THE ADVISORY SERVICES. The Board also considered information about the fee rates offered by the Fund’s peers as presented in the XAI report. In addition, the Board considered information contained in the Oaktree Memorandum regarding the management fees and incentive fees to be paid by the Fund pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of the services to be provided and any potential additional benefits to be received by the Adviser or its affiliates in connection with providing such services to the Fund. The Board noted that the Adviser’s management fee was set at an annual rate of 1.25% of the value of the Fund’s net assets. They also noted and discussed the features of the incentive fee structure, noting that it would be based on the Fund’s net investment income.

In analyzing the reasonableness of the management fees and incentive fees for the Fund, the Board reviewed the XAI report. The XAI report showed comparative fee and expense information for the peer group (“Expense Group”) and peer universe (“Expense Universe”), including rankings within each category, as determined by XAI in collaboration with PSG. The XAI report presented a number of expense comparisons, including (among others): (i) contractual and gross management fees; and (ii) gross and net expense ratios. In considering the Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the expense limitations contractually agreed upon by the Adviser with respect to the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by XAI as a whole was useful in assessing whether the Adviser would be providing services at a cost that was competitive with other, similar funds.

2025 Semi-Annual Report	7

OAKTREE ASSET-BACKED INCOME FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited) (continued)

Oaktree Asset-Backed Income Fund Inc. The Board considered that the Fund’s contractual management fees were above the median of the Expense Group (ranked 3/6) and above the median of its Expense Universe (ranked 12/17), and that the Fund’s total net expenses were below the median of its Expense Group (ranked 3/6) and above the median of the Expense Universe (ranked 13/17).

The Board further noted that, while a registered fund board is typically also asked to consider information about the nature and extent of investment advisory services and fee rates offered to other clients of the investment adviser, including institutional separate accounts, in connection with the 15(c) approval process, the Adviser currently has no product offerings comparable to the Fund that features the investment strategy of the Fund.

In considering the Fund’s management fee rate and incentive fee structure, the Board also considered the complexity of the Fund’s organizational and operational structure as a closed-end management investment company operated as an interval fund, as well as the Fund’s unique investment strategy and the differences in the regulatory, legal, and other risks and responsibilities of providing services to the different clients.

As the Fund had not commenced operations, the Board did not consider the anticipated profitability of the Adviser with respect to the Fund. However, the Board noted that the Adviser agreed to enter into a contractual expense limitation agreement with the Fund (the “Expense Limitation Agreement”) so that certain of the Fund’s expenses would not exceed 0.70% per annum of the Fund’s average monthly net assets. The Board further noted that the Adviser agreed to enter into a management fee waiver agreement with the Fund (the “Management Fee Waiver Agreement”), pursuant to which the Adviser would agree to waive the management fee.

THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether stockholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. In particular, the Board considered whether the possible realization by the Adviser of economies of scale in providing services to the Fund would justify a reduction of the rate of the advisory fees as applied to larger amounts of assets under management. The Board was asked to consider that, due to being a part of the Brookfield Fund Complex,2 the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, each fund could incur lower expenses than they otherwise would achieve as stand-alone entities. However, the Board noted that although stockholders might benefit from lower operating expenses because of an increasing amount of assets spread over the fixed expenses of the funds, the Fund’s Expense Limitation Agreement will serve to limit the Fund’s expenses until the Fund can grow to scale.

OTHER FACTORS. As part of its evaluation of the compensation for the Adviser, the Board also considered other benefits that it may realize from its relationship with the Fund. Among them, the Board considered the opportunity to provide advisory services to additional funds and accounts and reputational benefits.

CONCLUSION. After a full and complete discussion, the Board approved the Advisory Agreement for an initial two-year period. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement was fair and reasonable and in the best interests of the Fund and the Fund’s stockholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

____________

2      The Brookfield Fund Complex is comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc., Oaktree Asset-Backed Income Fund Inc. and Oaktree Asset-Backed Income Private Placement Fund Inc. (the “Brookfield Fund Complex”).

8

OAKTREE ASSET-BACKED INCOME FUND INC. Dividend Reinvestment Plan (Unaudited)

The Fund intends to distribute substantially all of its net investment income to Shareholders in the form of dividends. The Fund intends to declare and pay distributions monthly from net investment income. In addition, the Fund intends to distribute any net capital gains earned from the sale of portfolio securities to Shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Unless Shareholders specify otherwise, dividends will be reinvested in the Shares in accordance with the Fund’s dividend reinvestment plan. The Fund may pay distributions from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as from offering proceeds and/or borrowings.

The Fund has adopted a Dividend Reinvestment Plan (the “Plan”) that provides that, unless Shareholders elect to receive their distributions in cash, they will be automatically reinvested by U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), in additional Shares. If Shareholders elect to receive distributions in cash, they will receive them paid by check mailed directly to them by the Plan Administrator. The Plan Administrator can be contacted through mail at by writing to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee,Wisconsin 53201-0701 or by phone at 1-855-862-5873.

Shares received under the Plan will be issued to Shareholders at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. Shareholders are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Administrator or by contacting the broker or dealer, who will inform the Fund.

The Plan Administrator provides written confirmation of all transactions in the shareholder accounts in the Plan, including information Shareholders may need for tax records. Any proxy Shareholders receive will include all Shares received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions. See “Tax Matters.”

The Fund and the Plan Administrator reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Administrator will include a notification to Shareholders registered with the Plan Administrator.

Additional information about the Plan may be obtained from the Plan Administrator.

2025 Semi-Annual Report	9

OAKTREE ASSET-BACKED INCOME FUND INC. Joint Notice of Privacy Policy (Unaudited)

Oaktree Fund Advisors, LLC, on its own behalf and on behalf of the funds managed by Oaktree Fund Advisors, LLC and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

•   Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•   Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•   Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

•   Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•   Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•   Other organizations, with your consent or as directed by you; and

•   Other organizations, as permitted or required by law (e.g. for fraud protection).

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

10

CORPORATE INFORMATION

Investment Adviser

Oaktree Fund Advisors, LLC

333 South Grand Avenue, 28th Floor

Los Angeles, California 90071

www.oaktreefunds.com

Administrator

Oaktree Fund Administration, LLC

333 South Grand Avenue, 28th Floor

Los Angeles, California 90071

www.oaktreefunds.com

Please direct your inquiries to:

Investor Relations

Phone: 1-855-777-8001

E-mail: info@brookfieldoaktree.com

Transfer Agent

Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Fund’s transfer agent:

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-855-862-5873

Fund Accounting Agent & Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Paul Hastings LLP

200 Park Avenue

New York, New York 10166

Custodian

U.S. Bank National Association

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Distributor

Quasar Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Directors of the Fund Edward A. Kuczmarski William H. Wright II Heather S. Goldman Stuart A. McFarland Betty Whelchel Susan Schauffert-Tam Brian F. Hurley	Chair of Board of Directors Chair of Audit Committee Chair of Governance Committee Director Director Director Director (Interested)
Officers of the Fund Brian F. Hurley Casey P. Tushaus Craig A. Ruckman Adam R. Sachs Mohamed S. Rasul	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

brookfieldoaktree.com

info@brookfieldoaktree.com

855-777-8001

OAKTREE

2025 Oaktree Fund Advisors, LLC

(b)    Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)     None.

(b)    Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), of shares or other units of any class of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Registrant did not engage in securities lending activities during the period covered by this report.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     Not Applicable.

(b)    Not Applicable.

Item 19. Exhibits.

(a)    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c_1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oaktree Asset-Backed Income Fund Inc.
By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2025
By (Signature and Title)*	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer
Date	September 3, 2025

____________

*        Print the name and title of each signing officer under his or her signature.